Note 7 - Income Taxes - Income Tax Rate Reconciliation (FY) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Tax at the U.S. statutory rate	$ (512,000)	$ (566,000)
Change in value of warrant liability	89,000	(15,000)
Valuation allowance	289,000	581,000
Merger facilitative costs	$ 134,000